Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
At lower of LIFO cost or market:
Live hogs and materials	$228,624	$200,600
Fresh pork and materials	29,426	24,779
	258,050	225,379
LIFO adjustment	(57,783)	(24,085)
Total inventories at lower of LIFO cost or market	200,267	201,294
At lower of FIFO cost or market:
Grains and oilseeds	251,839	203,232
Sugar produced and in process	78,730	50,190
Other	63,449	44,013
Total inventories at lower of FIFO cost or market	394,018	297,435
Grain, flour and feed at lower of weighted average cost or market	50,645	35,032
Total inventories	$644,930	$533,761

The use of the LIFO method decreased 2011 and 2010 earnings by $20,556,000 ($16.92 per common share) and $780,000 ($0.64 per common share), and increased 2009 net earnings by $10,898,000 ($8.81 per common share), respectively. If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $57,783,000 and $24,085,000 as of December 31, 2011 and 2010, respectively.